Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Note/Bond	0.500%	11/30/23	1,604	1,585
	United States Treasury Note/Bond	1.250%	12/31/26	3,700	3,638
Total U.S. Government and Agency Obligations (Cost $5,227)					5,223
Corporate Bonds (14.6%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	5,800	6,624
Brazil (0.5%)
	Petrobras Global Finance BV	5.093%	1/15/30	4,780	4,846
	Petrobras Global Finance BV	5.600%	1/3/31	5,340	5,518
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.850%	6/5/15	6,500	6,181
					16,546
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	7,900	7,507
China (3.0%)
	Bank of China Ltd.	5.000%	11/13/24	9,025	9,729
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	5,000	5,215
	China Construction Bank Corp.	4.250%	2/27/29	5,500	5,731
	China Construction Bank Corp.	2.450%	6/24/30	6,350	6,353
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	5,155	5,762
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	5,500	5,593
	CNOOC Finance 2014 ULC	4.250%	4/30/24	7,131	7,505
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	5,800	6,045
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	6,100	6,615
	Industrial & Commercial Bank of China Ltd.	3.200%	12/31/99	18,275	18,443
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,443	4,646
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	4,450	4,619
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	4,300	4,287
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,745	5,001
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	6,994	7,436
					102,980
Colombia (0.6%)
	Ecopetrol SA	5.875%	9/18/23	5,440	5,719
	Ecopetrol SA	5.375%	6/26/26	4,600	4,760
	Ecopetrol SA	6.875%	4/29/30	5,475	5,879
	Ecopetrol SA	5.875%	5/28/45	6,167	5,440
					21,798
Indonesia (0.5%)
	Pertamina Persero PT	4.300%	5/20/23	4,665	4,807
	Pertamina Persero PT	6.450%	5/30/44	4,000	4,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pertamina Persero PT	6.500%	11/7/48	400	501
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	4,757	4,932
					15,100
Kazakhstan (0.2%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,560	5,495
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	3/18/25	4,750	4,966
	Petronas Capital Ltd.	3.500%	4/21/30	6,550	6,882
	Petronas Capital Ltd.	4.500%	3/18/45	4,510	5,285
[2]	Petronas Capital Ltd.	4.550%	4/21/50	575	682
	Petronas Capital Ltd.	4.550%	4/21/50	8,200	9,693
[2]	Petronas Capital Ltd.	3.404%	4/28/61	4,600	4,433
					31,941
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	6,179	5,723
	Petroleos Mexicanos	6.875%	8/4/26	7,225	7,744
	Petroleos Mexicanos	6.490%	1/23/27	4,656	4,868
	Petroleos Mexicanos	6.500%	3/13/27	11,850	12,376
	Petroleos Mexicanos	5.350%	2/12/28	5,545	5,432
	Petroleos Mexicanos	6.840%	1/23/30	6,900	7,041
	Petroleos Mexicanos	5.950%	1/28/31	10,725	10,201
[2,3]	Petroleos Mexicanos	6.700%	2/16/32	20,199	19,979
	Petroleos Mexicanos	6.625%	6/15/35	8,100	7,540
	Petroleos Mexicanos	6.500%	6/2/41	4,880	4,235
	Petroleos Mexicanos	6.750%	9/21/47	16,640	14,271
	Petroleos Mexicanos	6.350%	2/12/48	4,000	3,308
	Petroleos Mexicanos	7.690%	1/23/50	25,434	23,590
	Petroleos Mexicanos	6.950%	1/28/60	10,640	9,107
					135,415
Peru (0.2%)
	Petroleos del Peru SA	5.625%	6/19/47	6,000	5,528
Qatar (1.0%)
[2]	Qatar Energy	2.250%	7/12/31	8,900	8,577
[2]	Qatar Energy	3.125%	7/12/41	9,000	8,740
	Qatar Energy	3.300%	7/12/51	11,300	11,053
[2]	Qatar Petroleum	1.375%	9/12/26	4,100	3,959
	Qatar Petroleum	2.250%	7/12/31	1,700	1,638
	Qatar Petroleum	3.125%	7/12/41	1,834	1,781
					35,748
Russia (0.4%)
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	4,300	4,481
[2]	Gazprom PJSC via Gaz Finance plc	2.950%	1/27/29	5,000	4,496
	Gazprom PJSC via Gaz Finance plc	2.950%	1/27/29	800	719
[2]	Gazprom PJSC via Gaz Finance plc	3.250%	2/25/30	2,300	2,061
	Gazprom PJSC via Gaz Finance plc	3.250%	2/25/30	3,425	3,070
					14,827
Saudi Arabia (2.1%)
[2]	SA Global Sukuk Ltd.	1.602%	6/17/26	4,380	4,240
	SA Global Sukuk Ltd.	1.602%	6/17/26	1,438	1,392
[2]	SA Global Sukuk Ltd.	2.694%	6/17/31	6,900	6,830
	SA Global Sukuk Ltd.	2.694%	6/17/31	500	495
	Saudi Arabian Oil Co.	2.875%	4/16/24	6,075	6,211
[2]	Saudi Arabian Oil Co.	3.500%	4/16/29	975	1,020
	Saudi Arabian Oil Co.	3.500%	4/16/29	8,391	8,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Saudi Arabian Oil Co.	2.250%	11/24/30	1,675	1,593
	Saudi Arabian Oil Co.	2.250%	11/24/30	4,500	4,277
[2]	Saudi Arabian Oil Co.	4.250%	4/16/39	3,700	3,989
	Saudi Arabian Oil Co.	4.250%	4/16/39	5,700	6,151
	Saudi Arabian Oil Co.	4.375%	4/16/49	8,880	9,716
[2]	Saudi Arabian Oil Co.	3.250%	11/24/50	2,150	1,979
	Saudi Arabian Oil Co.	3.250%	11/24/50	6,408	5,892
[2]	Saudi Arabian Oil Co.	3.500%	11/24/70	5,400	4,973
	Saudi Arabian Oil Co.	3.500%	11/24/70	1,700	1,565
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	4,250	4,437
					73,520
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	6,475	7,255
[2]	DP World Ltd.	6.850%	7/2/37	3,840	4,819
	DP World Ltd.	5.625%	9/25/48	675	786
	DP World Salaam	6.000%	12/31/99	4,700	5,035
[2]	MDGH GMTN RSC Ltd.	3.700%	11/7/49	1,800	1,878
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	2,653	2,756
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	6,400	6,944
					29,473
Total Corporate Bonds (Cost $519,002)					502,502
Sovereign Bonds (83.9%)
Angola (0.7%)
	Republic of Angola	9.500%	11/12/25	4,250	4,651
	Republic of Angola	8.250%	5/9/28	6,100	6,147
	Republic of Angola	8.000%	11/26/29	3,873	3,844
	Republic of Angola	9.375%	5/8/48	5,800	5,662
	Republic of Angola	9.125%	11/26/49	2,650	2,534
[2]	Republic of Angola	9.125%	11/26/49	1,000	954
					23,792
Argentina (2.1%)
[4]	Provincia de Buenos Aires, 5.2500% coupon rate effective 9/1/22	3.900%	9/1/37	18,450	7,949
	Republic of Argentina	1.000%	7/9/29	8,301	2,945
[4]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	47,627	16,136
[4]	Republic of Argentina, 1.500% coupon rate effective 7/9/22	1.125%	7/9/35	61,229	18,900
[4]	Republic of Argentina, 1.500% coupon rate effective 7/9/22	1.125%	7/9/46	6,599	2,083
[4]	Republic of Argentina, 3.500% coupon rate effective 7/9/22	2.500%	7/9/41	31,464	11,244
[4]	Republic of Argentina, 3.875% coupon rate effective 7/9/22	2.000%	1/9/38	32,641	12,361
					71,618
Armenia (0.1%)
	Republic of Armenia	7.150%	3/26/25	1,500	1,642
	Republic of Armenia	3.950%	9/26/29	1,650	1,555
[2]	Republic of Armenia	3.600%	2/2/31	1,150	1,038
	Republic of Armenia	3.600%	2/2/31	850	764
					4,999
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	4,250	4,486
[3]	Republic of Azerbaijan	3.500%	9/1/32	2,750	2,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Republic of Azerbaijan	3.500%	9/1/32	300	297
					7,508
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	689
[3]	Commonwealth of Bahamas	6.000%	11/21/28	700	567
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,529
[3]	Commonwealth of Bahamas	8.950%	10/15/32	1,200	1,048
					3,833
Bahrain (1.8%)
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	3,900	4,076
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,400	2,495
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	2,900	3,221
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	2,858	3,048
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	2,456	2,527
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	2,600	2,597
[2]	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	2,100	2,033
	Kingdom of Bahrain	6.125%	8/1/23	4,202	4,396
	Kingdom of Bahrain	7.000%	1/26/26	4,150	4,486
	Kingdom of Bahrain	4.250%	1/25/28	700	671
	Kingdom of Bahrain	7.000%	10/12/28	4,700	5,007
	Kingdom of Bahrain	6.750%	9/20/29	3,900	4,102
	Kingdom of Bahrain	7.375%	5/14/30	3,650	3,947
	Kingdom of Bahrain	5.625%	9/30/31	2,970	2,860
	Kingdom of Bahrain	5.450%	9/16/32	3,700	3,494
[2]	Kingdom of Bahrain	5.250%	1/25/33	1,700	1,542
	Kingdom of Bahrain	5.250%	1/25/33	1,200	1,092
[2]	Kingdom of Bahrain	5.625%	5/18/34	2,600	2,371
	Kingdom of Bahrain	6.000%	9/19/44	3,600	3,137
	Kingdom of Bahrain	7.500%	9/20/47	2,700	2,630
	Kingdom of Bahrain	6.250%	1/25/51	1,600	1,412
					61,144
Belarus (0.2%)
	Republic of Belarus	6.875%	2/28/23	2,325	2,202
	Republic of Belarus	5.875%	2/24/26	1,000	837
	Republic of Belarus	7.625%	6/29/27	1,800	1,562
	Republic of Belarus	6.200%	2/28/30	1,600	1,186
[2]	Republic of Belarus	6.378%	2/24/31	550	408
	Republic of Belarus	6.378%	2/24/31	2,200	1,632
					7,827
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	1,550	1,632
[2]	Government of Bermuda	4.750%	2/15/29	600	676
	Government of Bermuda	2.375%	8/20/30	1,200	1,167
[2]	Government of Bermuda	3.375%	8/20/50	1,000	967
	Government of Bermuda	3.375%	8/20/50	1,000	965
					5,407
Bolivia (0.1%)
	Bolivian Government	5.950%	8/22/23	1,000	1,036
[2,3]	Bolivian Government	4.500%	3/20/28	700	617
[3]	Bolivian Government	4.500%	3/20/28	2,706	2,383
					4,036
Brazil (3.1%)
	Federative Republic of Brazil	8.875%	4/15/24	2,676	3,110
	Federative Republic of Brazil	4.250%	1/7/25	12,953	13,618
	Federative Republic of Brazil	8.750%	2/4/25	1,677	2,006
	Federative Republic of Brazil	2.875%	6/6/25	5,550	5,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federative Republic of Brazil	6.000%	4/7/26	6,500	7,214
	Federative Republic of Brazil	10.125%	5/15/27	2,256	2,974
	Federative Republic of Brazil	4.625%	1/13/28	8,902	9,115
	Federative Republic of Brazil	4.500%	5/30/29	5,800	5,781
	Federative Republic of Brazil	3.875%	6/12/30	10,200	9,613
	Federative Republic of Brazil	3.750%	9/12/31	4,650	4,250
	Federative Republic of Brazil	8.250%	1/20/34	3,939	4,989
	Federative Republic of Brazil	7.125%	1/20/37	4,746	5,527
	Federative Republic of Brazil	5.625%	1/7/41	6,402	6,261
	Federative Republic of Brazil	5.000%	1/27/45	9,686	8,656
	Federative Republic of Brazil	5.625%	2/21/47	8,433	7,982
	Federative Republic of Brazil	4.750%	1/14/50	11,835	9,922
					106,574
Chile (1.9%)
	Republic of Chile	3.125%	1/21/26	1,800	1,864
	Republic of Chile	2.750%	1/31/27	4,400	4,459
	Republic of Chile	3.240%	2/6/28	5,940	6,134
	Republic of Chile	2.450%	1/31/31	4,050	3,908
	Republic of Chile	2.550%	1/27/32	1,700	1,641
	Republic of Chile	2.550%	7/27/33	6,950	6,506
	Republic of Chile	3.500%	1/31/34	8,000	8,177
	Republic of Chile	3.100%	5/7/41	8,100	7,505
	Republic of Chile	3.860%	6/21/47	3,725	3,822
	Republic of Chile	3.500%	1/25/50	6,800	6,548
	Republic of Chile	4.000%	1/31/52	2,850	2,935
	Republic of Chile	3.500%	4/15/53	4,350	4,144
	Republic of Chile	3.100%	1/22/61	5,850	5,063
	Republic of Chile	3.250%	9/21/71	3,100	2,665
					65,371
China (1.6%)
	China Government Bond	3.250%	10/19/23	4,300	4,450
	China Government Bond	0.400%	10/21/23	3,300	3,254
	China Government Bond	1.950%	12/3/24	6,450	6,539
	China Government Bond	0.550%	10/21/25	7,450	7,154
	China Government Bond	2.625%	11/2/27	3,651	3,789
	China Government Bond	3.500%	10/19/28	2,300	2,528
	China Government Bond	2.125%	12/3/29	9,400	9,564
	China Government Bond	1.200%	10/21/30	3,150	2,972
	China Government Bond	1.750%	10/26/31	1,600	1,574
	China Government Bond	2.750%	12/3/39	1,725	1,755
	China Government Bond	4.000%	10/19/48	1,400	1,768
[2]	China Government Bond	2.250%	10/21/50	800	737
	China Government Bond	2.250%	10/21/50	400	368
[2]	China Government Bond	2.500%	10/26/51	2,925	2,794
	Export-Import Bank of China	3.625%	7/31/24	4,372	4,596
					53,842
Colombia (2.6%)
	Republic of Colombia	2.625%	3/15/23	2,760	2,776
	Republic of Colombia	4.000%	2/26/24	4,645	4,760
	Republic of Colombia	8.125%	5/21/24	3,005	3,365
	Republic of Colombia	4.500%	1/28/26	4,467	4,608
	Republic of Colombia	3.875%	4/25/27	5,675	5,572
	Republic of Colombia	4.500%	3/15/29	6,000	5,899
	Republic of Colombia	3.000%	1/30/30	4,875	4,251
	Republic of Colombia	3.125%	4/15/31	7,380	6,341
	Republic of Colombia	3.250%	4/22/32	5,700	4,851
	Republic of Colombia	7.375%	9/18/37	5,712	6,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	6.125%	1/18/41	7,500	7,354
	Republic of Colombia	4.125%	2/22/42	3,050	2,418
	Republic of Colombia	5.625%	2/26/44	7,675	7,046
	Republic of Colombia	5.000%	6/15/45	13,075	11,123
	Republic of Colombia	5.200%	5/15/49	8,020	6,911
	Republic of Colombia	4.125%	5/15/51	5,700	4,335
	Republic of Colombia	3.875%	2/15/61	2,050	1,492
					89,441
Costa Rica (0.4%)
	Republic of Costa Rica	4.375%	4/30/25	1,400	1,410
	Republic of Costa Rica	6.125%	2/19/31	3,625	3,552
	Republic of Costa Rica	5.625%	4/30/43	1,500	1,223
	Republic of Costa Rica	7.000%	4/4/44	2,930	2,721
	Republic of Costa Rica	7.158%	3/12/45	3,801	3,573
					12,479
Croatia (0.3%)
	Republic of Croatia	5.500%	4/4/23	4,000	4,177
	Republic of Croatia	6.000%	1/26/24	5,400	5,842
					10,019
Dominican Republic (2.0%)
[3]	Dominican Republic	5.875%	4/18/24	1,500	1,565
	Dominican Republic	5.500%	1/27/25	4,100	4,416
	Dominican Republic	6.875%	1/29/26	4,795	5,431
	Dominican Republic	5.950%	1/25/27	5,150	5,648
	Dominican Republic	6.000%	7/19/28	4,069	4,448
	Dominican Republic	4.500%	1/30/30	6,206	6,111
[2]	Dominican Republic	4.875%	9/23/32	2,250	2,211
	Dominican Republic	4.875%	9/23/32	6,700	6,596
[2]	Dominican Republic	5.300%	1/21/41	1,700	1,619
	Dominican Republic	5.300%	1/21/41	3,050	2,907
	Dominican Republic	7.450%	4/30/44	4,800	5,424
	Dominican Republic	6.850%	1/27/45	5,894	6,191
	Dominican Republic	6.500%	2/15/48	2,900	2,930
	Dominican Republic	6.400%	6/5/49	4,350	4,351
[2]	Dominican Republic	5.875%	1/30/60	500	454
	Dominican Republic	5.875%	1/30/60	8,627	7,830
					68,132
Ecuador (1.0%)
[2,3]	Republic of Ecuador	0.000%	7/31/30	1,075	632
[3]	Republic of Ecuador	0.000%	7/31/30	2,050	1,205
[2,4]	Republic of Ecuador, 1.500% coupon rate effective 7/31/2022	0.500%	7/31/40	5,658	3,483
[4]	Republic of Ecuador, 1.500% coupon rate effective 7/31/2022	0.500%	7/31/40	4,050	2,493
[2,4]	Republic of Ecuador, 2.500% coupon rate effective 7/31/2022	1.000%	7/31/35	11,026	7,775
[4]	Republic of Ecuador, 2.500% coupon rate effective 7/31/22	1.000%	7/31/35	14,355	10,122
[2,4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/22	5.000%	7/31/30	2,485	2,169
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/22	5.000%	7/31/30	8,545	7,459
					35,338
Egypt (2.3%)
	Arab Republic of Egypt	5.577%	2/21/23	3,420	3,507
	Arab Republic of Egypt	4.550%	11/20/23	1,478	1,505
	Arab Republic of Egypt	6.200%	3/1/24	2,200	2,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arab Republic of Egypt	5.750%	5/29/24	3,720	3,812
	Arab Republic of Egypt	5.875%	6/11/25	4,475	4,532
	Arab Republic of Egypt	5.250%	10/6/25	2,350	2,330
[2]	Arab Republic of Egypt	3.875%	2/16/26	1,500	1,375
	Arab Republic of Egypt	3.875%	2/16/26	200	183
	Arab Republic of Egypt	7.500%	1/31/27	5,804	5,875
[2]	Arab Republic of Egypt	5.800%	9/30/27	2,300	2,158
	Arab Republic of Egypt	6.588%	2/21/28	5,325	5,025
	Arab Republic of Egypt	7.600%	3/1/29	5,944	5,743
[2]	Arab Republic of Egypt	5.875%	2/16/31	200	169
	Arab Republic of Egypt	5.875%	2/16/31	4,350	3,680
	Arab Republic of Egypt	7.053%	1/15/32	5,300	4,677
	Arab Republic of Egypt	7.625%	5/29/32	2,444	2,201
[2]	Arab Republic of Egypt	7.300%	9/30/33	2,900	2,533
	Arab Republic of Egypt	6.875%	4/30/40	900	725
	Arab Republic of Egypt	8.500%	1/31/47	7,680	6,423
	Arab Republic of Egypt	7.903%	2/21/48	4,700	3,757
	Arab Republic of Egypt	8.700%	3/1/49	5,600	4,743
	Arab Republic of Egypt	8.875%	5/29/50	5,440	4,669
[2]	Arab Republic of Egypt	8.750%	9/30/51	1,550	1,310
[2]	Arab Republic of Egypt	8.150%	11/20/59	250	202
	Arab Republic of Egypt	8.150%	11/20/59	1,250	1,010
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,600	2,793
	Arab Republic of Egypt	7.500%	2/16/61	800	622
					77,842
El Salvador (0.3%)
	Republic of El Salvador	5.875%	1/30/25	2,568	1,521
	Republic of El Salvador	6.375%	1/18/27	2,362	1,337
	Republic of El Salvador	8.625%	2/28/29	2,175	1,263
	Republic of El Salvador	8.250%	4/10/32	1,332	777
	Republic of El Salvador	7.650%	6/15/35	3,150	1,716
	Republic of El Salvador	7.625%	2/1/41	1,718	919
[2]	Republic of El Salvador	7.125%	1/20/50	650	342
	Republic of El Salvador	7.125%	1/20/50	2,500	1,309
[2]	Republic of El Salvador	9.500%	7/15/52	750	439
	Republic of El Salvador	9.500%	7/15/52	2,300	1,334
					10,957
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	2,850	2,156
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	1,800	1,876
[3]	Republic of Gabon	6.625%	2/6/31	2,000	1,938
[2,3]	Republic of Gabon	6.625%	2/6/31	1,100	1,065
[2]	Republic of Gabon	7.000%	11/24/31	2,325	2,273
					7,152
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	750	731
	Republic of Georgia	2.750%	4/22/26	800	778
					1,509
Ghana (0.9%)
[3]	Republic of Ghana	8.125%	1/18/26	4,045	3,624
[3]	Republic of Ghana	6.375%	2/11/27	3,706	2,967
[3]	Republic of Ghana	7.875%	3/26/27	2,130	1,765
[3]	Republic of Ghana	7.750%	4/7/29	800	627
[3]	Republic of Ghana	7.625%	5/16/29	4,700	3,674
[3]	Republic of Ghana	10.750%	10/14/30	2,900	3,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Ghana	8.125%	3/26/32	4,100	3,137
[2]	Republic of Ghana	8.625%	4/7/34	1,200	917
	Republic of Ghana	8.625%	4/7/34	2,400	1,835
[3]	Republic of Ghana	7.875%	2/11/35	2,700	2,017
[2]	Republic of Ghana	8.875%	5/7/42	800	601
[3]	Republic of Ghana	8.627%	6/16/49	3,050	2,284
[3]	Republic of Ghana	8.950%	3/26/51	2,925	2,192
[2,3]	Republic of Ghana	8.750%	3/11/61	600	446
[3]	Republic of Ghana	8.750%	3/11/61	2,050	1,521
					30,704
Guatemala (0.5%)
	Republic of Guatemala	4.500%	5/3/26	2,050	2,123
	Republic of Guatemala	4.375%	6/5/27	1,600	1,650
	Republic of Guatemala	4.875%	2/13/28	1,800	1,891
[3]	Republic of Guatemala	4.900%	6/1/30	1,800	1,887
[2]	Republic of Guatemala	5.375%	4/24/32	200	216
	Republic of Guatemala	5.375%	4/24/32	2,000	2,163
[2]	Republic of Guatemala	3.700%	10/7/33	1,100	1,046
[2]	Republic of Guatemala	4.650%	10/7/41	1,300	1,255
[3]	Republic of Guatemala	6.125%	6/1/50	4,200	4,601
					16,832
Honduras (0.2%)
[3]	Republic of Honduras	7.500%	3/15/24	1,400	1,423
	Republic of Honduras	6.250%	1/19/27	2,220	2,223
[2]	Republic of Honduras	5.625%	6/24/30	650	634
	Republic of Honduras	5.625%	6/24/30	1,000	979
					5,259
Hungary (1.0%)
	Republic of Hungary	5.375%	2/21/23	4,490	4,689
	Republic of Hungary	5.750%	11/22/23	5,440	5,846
	Republic of Hungary	5.375%	3/25/24	5,243	5,644
[2]	Republic of Hungary	2.125%	9/22/31	5,900	5,591
	Republic of Hungary	2.125%	9/22/31	450	426
	Republic of Hungary	7.625%	3/29/41	3,670	5,771
[2]	Republic of Hungary	3.125%	9/21/51	5,400	5,023
	Republic of Hungary	3.125%	9/21/51	800	746
					33,736
Indonesia (6.2%)
	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	3,750	3,856
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,050	2,165
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	4,800	5,122
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	5,769	6,194
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	1,550	1,563
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	5,520	6,054
[2]	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	3,150	3,082
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	5,564	6,005
[2]	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	800	881
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	4,490	4,946
[2]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	600	668
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	3,285	3,659
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,150	3,174
[2]	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	1,900	1,870
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	1,000	984
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,300	2,236
[2]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	2,050	1,937
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	200	189
	Republic of Indonesia	3.375%	4/15/23	3,430	3,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	5.375%	10/17/23	2,159	2,307
	Republic of Indonesia	5.875%	1/15/24	6,050	6,568
	Republic of Indonesia	4.450%	2/11/24	1,450	1,537
	Republic of Indonesia	4.125%	1/15/25	6,300	6,712
	Republic of Indonesia	4.750%	1/8/26	6,800	7,473
	Republic of Indonesia	4.350%	1/8/27	3,800	4,145
	Republic of Indonesia	3.850%	7/18/27	2,950	3,160
	Republic of Indonesia	3.500%	1/11/28	3,636	3,824
	Republic of Indonesia	4.100%	4/24/28	2,933	3,192
	Republic of Indonesia	4.750%	2/11/29	3,750	4,230
	Republic of Indonesia	3.400%	9/18/29	2,450	2,559
	Republic of Indonesia	2.850%	2/14/30	3,800	3,830
	Republic of Indonesia	3.850%	10/15/30	5,050	5,480
	Republic of Indonesia	1.850%	3/12/31	3,250	3,032
	Republic of Indonesia	2.150%	7/28/31	4,525	4,312
	Republic of Indonesia	8.500%	10/12/35	4,800	7,263
	Republic of Indonesia	6.625%	2/17/37	4,587	6,039
	Republic of Indonesia	7.750%	1/17/38	5,900	8,523
	Republic of Indonesia	5.250%	1/17/42	6,825	8,010
	Republic of Indonesia	4.625%	4/15/43	4,360	4,763
	Republic of Indonesia	6.750%	1/15/44	5,930	8,274
	Republic of Indonesia	5.125%	1/15/45	5,701	6,636
	Republic of Indonesia	5.950%	1/8/46	3,441	4,440
	Republic of Indonesia	5.250%	1/8/47	4,450	5,303
	Republic of Indonesia	4.750%	7/18/47	3,000	3,367
	Republic of Indonesia	4.350%	1/11/48	4,900	5,206
	Republic of Indonesia	5.350%	2/11/49	2,873	3,490
	Republic of Indonesia	3.700%	10/30/49	2,900	2,827
	Republic of Indonesia	3.500%	2/14/50	2,900	2,771
	Republic of Indonesia	4.200%	10/15/50	4,750	5,052
	Republic of Indonesia	3.050%	3/12/51	5,900	5,395
	Republic of Indonesia	3.200%	9/23/61	1,900	1,657
	Republic of Indonesia	4.450%	4/15/70	2,800	3,041
	Republic of Indonesia	3.350%	3/12/71	2,600	2,289
					214,812
Iraq (0.3%)
	Republic of Iraq	6.752%	3/9/23	3,050	3,076
[3]	Republic of Iraq	5.800%	1/15/28	5,959	5,714
					8,790
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,550	2,731
	Ivory Coast	5.750%	12/31/32	1,658	1,654
[3]	Ivory Coast	6.125%	6/15/33	3,700	3,800
					8,185
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	4,000	4,572
[3]	Jamaica	8.000%	3/15/39	3,748	5,170
	Jamaica	7.875%	7/28/45	5,400	7,449
					17,191
Jordan (0.4%)
[2]	Kingdom of Jordan	4.950%	7/7/25	300	307
	Kingdom of Jordan	4.950%	7/7/25	400	410
	Kingdom of Jordan	6.125%	1/29/26	3,500	3,679
	Kingdom of Jordan	5.750%	1/31/27	3,350	3,480
[2]	Kingdom of Jordan	5.850%	7/7/30	1,000	989
	Kingdom of Jordan	5.850%	7/7/30	2,611	2,579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Jordan	7.375%	10/10/47	2,850	2,802
					14,246
Kazakhstan (0.6%)
	Republic of Kazakhstan	3.875%	10/14/24	4,170	4,401
	Republic of Kazakhstan	5.125%	7/21/25	7,550	8,273
	Republic of Kazakhstan	4.875%	10/14/44	2,950	3,344
	Republic of Kazakhstan	6.500%	7/21/45	4,430	5,886
					21,904
Kenya (0.6%)
	Republic of Kenya	6.875%	6/24/24	6,200	6,572
	Republic of Kenya	7.000%	5/22/27	2,475	2,542
	Republic of Kenya	7.250%	2/28/28	3,000	3,102
	Republic of Kenya	8.000%	5/22/32	3,600	3,777
[2]	Republic of Kenya	6.300%	1/23/34	2,600	2,439
	Republic of Kenya	8.250%	2/28/48	3,025	2,907
					21,339
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	13,200	14,084
Lebanon (0.1%)
[5]	Lebanon Republic	6.650%	4/22/24	3,050	327
[5]	Lebanon Republic	6.200%	2/26/25	2,923	313
[5]	Lebanon Republic	6.600%	11/27/26	6,397	681
[5]	Lebanon Republic	6.850%	3/23/27	4,335	458
[5]	Lebanon Republic	6.750%	11/29/27	4,009	431
[5]	Lebanon Republic	6.650%	11/3/28	3,217	346
[5]	Lebanon Republic	6.850%	5/25/29	3,252	346
[5]	Lebanon Republic	6.650%	2/26/30	4,470	482
[5]	Lebanon Republic	7.000%	3/23/32	3,945	421
[5]	Lebanon Republic	7.250%	3/23/37	2,405	270
					4,075
Malaysia (0.6%)
	1MDB Global Investments Ltd.	4.400%	3/9/23	7,700	7,697
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,850	2,955
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	2,000	1,957
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	1,625	1,949
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	1,200	1,173
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	2,750	2,892
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	1,300	1,531
	Malaysia Wakala Sukuk Bhd	2.070%	4/28/31	500	489
	Malaysia Wakala Sukuk Bhd	3.075%	4/28/51	250	245
					20,888
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,343
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	200	198
					1,541
Mexico (5.6%)
	United Mexican States	4.000%	10/2/23	1,456	1,520
	United Mexican States	3.600%	1/30/25	5,350	5,597
	United Mexican States	3.900%	4/27/25	2,700	2,848
	United Mexican States	4.125%	1/21/26	6,162	6,627
	United Mexican States	4.150%	3/28/27	7,470	8,095
	United Mexican States	3.750%	1/11/28	5,500	5,790
	United Mexican States	4.500%	4/22/29	9,136	9,892
	United Mexican States	3.250%	4/16/30	6,725	6,702
	United Mexican States	2.659%	5/24/31	9,207	8,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	8.300%	8/15/31	3,850	5,444
	United Mexican States	4.750%	4/27/32	7,265	7,948
	United Mexican States	7.500%	4/8/33	2,510	3,408
	United Mexican States	3.500%	2/12/34	8,500	8,211
	United Mexican States	6.750%	9/27/34	5,176	6,600
	United Mexican States	6.050%	1/11/40	8,999	10,682
	United Mexican States	4.280%	8/14/41	10,170	9,962
	United Mexican States	4.750%	3/8/44	11,706	12,053
	United Mexican States	5.550%	1/21/45	7,959	9,044
	United Mexican States	4.600%	1/23/46	7,476	7,486
	United Mexican States	4.350%	1/15/47	4,576	4,450
	United Mexican States	4.600%	2/10/48	6,723	6,715
	United Mexican States	4.500%	1/31/50	7,299	7,221
	United Mexican States	5.000%	4/27/51	7,275	7,701
	United Mexican States	4.400%	2/12/52	4,800	4,637
	United Mexican States	3.771%	5/24/61	9,503	8,129
	United Mexican States	3.750%	4/19/71	9,300	7,753
	United Mexican States	5.750%	10/12/10	7,930	8,608
					191,796
Mongolia (0.2%)
	Mongolia	5.625%	5/1/23	1,200	1,226
	Mongolia	8.750%	3/9/24	2,100	2,295
[2]	Mongolia	5.125%	4/7/26	848	860
	Mongolia	5.125%	4/7/26	1,000	1,014
[2]	Mongolia	3.500%	7/7/27	1,100	1,029
	Mongolia	3.500%	7/7/27	400	374
[2]	Mongolia	4.450%	7/7/31	1,300	1,218
					8,016
Morocco (0.3%)
[2]	Kingdom of Morocco	2.375%	12/15/27	300	285
	Kingdom of Morocco	2.375%	12/15/27	2,000	1,901
[2]	Kingdom of Morocco	3.000%	12/15/32	900	831
	Kingdom of Morocco	3.000%	12/15/32	2,700	2,493
	Kingdom of Morocco	5.500%	12/11/42	1,940	2,055
[2]	Kingdom of Morocco	4.000%	12/15/50	2,250	1,931
	Kingdom of Morocco	4.000%	12/15/50	1,250	1,074
					10,570
Mozambique (0.1%)
[4]	Republic of Mozambique, 9.000% coupon rate effective 9/15/23	5.000%	9/15/31	2,600	2,197
Namibia (0.1%)
	Repubilc of Namibia	5.250%	10/29/25	2,300	2,402
Nigeria (1.2%)
	Republic of Nigeria	6.375%	7/12/23	1,200	1,249
	Republic of Nigeria	7.625%	11/21/25	3,300	3,550
	Republic of Nigeria	6.500%	11/28/27	4,550	4,563
[2]	Republic of Nigeria	6.125%	9/28/28	3,400	3,276
	Republic of Nigeria	7.143%	2/23/30	4,650	4,535
	Republic of Nigeria	8.747%	1/21/31	2,900	2,984
	Republic of Nigeria	7.875%	2/16/32	4,350	4,236
[2]	Republic of Nigeria	7.375%	9/28/33	3,800	3,541
	Republic of Nigeria	7.375%	9/28/33	500	466
	Republic of Nigeria	7.696%	2/23/38	4,492	4,051
	Republic of Nigeria	7.625%	11/28/47	4,300	3,782
	Republic of Nigeria	9.248%	1/21/49	2,100	2,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Nigeria	8.250%	9/28/51	3,350	3,065
					41,390
Oman (2.3%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	5,675	5,841
[2]	Oman Sovereign Sukuk Co.	5.932%	10/31/25	400	436
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	4,400	4,792
[2]	Oman Sovereign Sukuk Co.	4.875%	6/15/30	4,700	4,954
	Sultanate of Oman	4.875%	2/1/25	3,544	3,658
	Sultanate of Oman	4.750%	6/15/26	6,775	6,937
	Sultanate of Oman	5.375%	3/8/27	6,125	6,334
	Sultanate of Oman	6.750%	10/28/27	3,840	4,221
	Sultanate of Oman	5.625%	1/17/28	8,500	8,867
	Sultanate of Oman	6.000%	8/1/29	6,047	6,365
[2]	Sultanate of Oman	6.250%	1/25/31	2,900	3,087
	Sultanate of Oman	6.250%	1/25/31	3,700	3,942
[2]	Sultanate of Oman	7.375%	10/28/32	400	455
	Sultanate of Oman	7.375%	10/28/32	2,537	2,885
	Sultanate of Oman	6.500%	3/8/47	5,715	5,445
	Sultanate of Oman	6.750%	1/17/48	7,800	7,646
[2]	Sultanate of Oman	7.000%	1/25/51	2,300	2,313
	Sultanate of Oman	7.000%	1/25/51	1,000	1,007
					79,185
Pakistan (0.6%)
	Islamic Republic of Pakistan	8.250%	4/15/24	3,425	3,579
	Islamic Republic of Pakistan	8.250%	9/30/25	1,650	1,738
[2]	Islamic Republic of Pakistan	6.000%	4/8/26	2,200	2,119
	Islamic Republic of Pakistan	6.000%	4/8/26	2,250	2,168
	Islamic Republic of Pakistan	6.875%	12/5/27	4,500	4,373
[2]	Islamic Republic of Pakistan	7.375%	4/8/31	2,200	2,061
	Islamic Republic of Pakistan	7.375%	4/8/31	1,600	1,501
[2]	Islamic Republic of Pakistan	8.875%	4/8/51	1,170	1,092
	Islamic Republic of Pakistan	8.875%	4/8/51	1,200	1,114
[2]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	2,500	2,559
					22,304
Panama (2.3%)
	Republic of Panama	4.000%	9/22/24	2,600	2,720
	Republic of Panama	3.750%	3/16/25	3,459	3,607
	Republic of Panama	7.125%	1/29/26	2,625	3,079
	Republic of Panama	8.875%	9/30/27	2,992	3,954
	Republic of Panama	3.875%	3/17/28	3,733	3,924
	Republic of Panama	9.375%	4/1/29	3,050	4,244
	Republic of Panama	3.160%	1/23/30	4,700	4,729
	Republic of Panama	2.252%	9/29/32	7,300	6,691
	Republic of Panama	3.298%	1/19/33	3,000	2,994
[3]	Republic of Panama	6.700%	1/26/36	6,050	7,720
[3]	Republic of Panama	4.500%	5/15/47	3,300	3,414
[3]	Republic of Panama	4.500%	4/16/50	7,475	7,678
[3]	Republic of Panama	4.300%	4/29/53	5,150	5,129
	Republic of Panama	4.500%	4/1/56	7,375	7,508
[3]	Republic of Panama	3.870%	7/23/60	8,900	8,170
	Republic of Panama	4.500%	1/19/63	4,500	4,557
					80,118
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	1,600	1,569
Paraguay (0.6%)
	Republic of Paraguay	5.000%	4/15/26	1,554	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Paraguay	4.700%	3/27/27	1,600	1,727
[3]	Republic of Paraguay	4.950%	4/28/31	3,197	3,493
[2]	Republic of Paraguay	2.739%	1/29/33	933	861
	Republic of Paraguay	2.739%	1/29/33	900	825
[2]	Republic of Paraguay	3.849%	6/28/33	1,845	1,859
	Republic of Paraguay	6.100%	8/11/44	3,200	3,743
	Republic of Paraguay	5.600%	3/13/48	1,650	1,798
[3]	Republic of Paraguay	5.400%	3/30/50	3,350	3,590
					19,581
Peru (2.2%)
	Republic of Peru	7.350%	7/21/25	4,509	5,287
	Republic of Peru	2.392%	1/23/26	2,800	2,803
	Republic of Peru	4.125%	8/25/27	2,947	3,181
	Republic of Peru	2.844%	6/20/30	2,654	2,621
	Republic of Peru	2.783%	1/23/31	10,775	10,432
	Republic of Peru	1.862%	12/1/32	2,900	2,558
	Republic of Peru	8.750%	11/21/33	6,416	9,682
	Republic of Peru	3.000%	1/15/34	7,225	6,928
[3]	Republic of Peru	6.550%	3/14/37	3,146	4,115
	Republic of Peru	3.300%	3/11/41	3,700	3,477
	Republic of Peru	5.625%	11/18/50	7,258	9,584
	Republic of Peru	3.550%	3/10/51	5,500	5,292
	Republic of Peru	2.780%	12/1/60	5,775	4,635
	Republic of Peru	3.600%	1/15/72	3,100	2,740
	Republic of Peru	3.230%	7/28/21	3,027	2,366
					75,701
Philippines (2.9%)
	Republic of Philippines	4.200%	1/21/24	4,314	4,546
[3]	Republic of Philippines	7.500%	9/25/24	1,150	1,251
	Republic of Philippines	10.625%	3/16/25	4,450	5,669
	Republic of Philippines	5.500%	3/30/26	3,100	3,532
	Republic of Philippines	3.000%	2/1/28	6,050	6,317
	Republic of Philippines	3.750%	1/14/29	4,700	5,112
	Republic of Philippines	9.500%	2/2/30	5,900	8,823
	Republic of Philippines	2.457%	5/5/30	3,175	3,152
	Republic of Philippines	7.750%	1/14/31	5,554	7,759
	Republic of Philippines	1.648%	6/10/31	3,150	2,907
	Republic of Philippines	1.950%	1/6/32	2,300	2,169
	Republic of Philippines	6.375%	1/15/32	3,100	4,018
	Republic of Philippines	6.375%	10/23/34	5,435	7,266
	Republic of Philippines	5.000%	1/13/37	3,805	4,518
	Republic of Philippines	3.950%	1/20/40	5,900	6,207
	Republic of Philippines	3.700%	3/1/41	5,900	6,027
	Republic of Philippines	3.700%	2/2/42	5,970	6,098
	Republic of Philippines	2.950%	5/5/45	4,100	3,775
	Republic of Philippines	2.650%	12/10/45	4,400	3,885
	Republic of Philippines	3.200%	7/6/46	6,675	6,354
					99,385
Poland (0.5%)
	Republic of Poland	3.000%	3/17/23	4,991	5,101
[6]	Republic of Poland	4.000%	1/22/24	6,843	7,186
	Republic of Poland	3.250%	4/6/26	5,275	5,599
					17,886
Qatar (4.3%)
	State of Qatar	3.875%	4/23/23	8,436	8,708
	State of Qatar	3.375%	3/14/24	5,939	6,159
	State of Qatar	3.400%	4/16/25	6,417	6,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Qatar	3.250%	6/2/26	10,350	10,857
	State of Qatar	4.500%	4/23/28	9,050	10,187
	State of Qatar	4.000%	3/14/29	12,200	13,466
	State of Qatar	3.750%	4/16/30	10,015	10,991
[2]	State of Qatar	9.750%	6/15/30	2,928	4,481
[2]	State of Qatar	6.400%	1/20/40	2,595	3,661
[2]	State of Qatar	5.750%	1/20/42	2,800	3,768
	State of Qatar	4.625%	6/2/46	6,500	7,836
	State of Qatar	5.103%	4/23/48	17,500	22,603
	State of Qatar	4.817%	3/14/49	17,775	22,273
	State of Qatar	4.400%	4/16/50	15,100	17,929
					149,632
Romania (0.9%)
	Romania	4.375%	8/22/23	3,800	3,961
	Romania	4.875%	1/22/24	3,070	3,241
[2]	Romania	3.000%	2/27/27	3,800	3,808
[2]	Romania	3.000%	2/14/31	1,300	1,260
	Romania	3.000%	2/14/31	2,400	2,325
[2]	Romania	3.625%	3/27/32	3,200	3,206
	Romania	6.125%	1/22/44	2,960	3,689
	Romania	5.125%	6/15/48	3,528	3,930
[2]	Romania	4.000%	2/14/51	2,300	2,152
	Romania	4.000%	2/14/51	3,594	3,365
					30,937
Russia (2.9%)
	Russian Federation	4.875%	9/16/23	8,800	9,143
	Russian Federation	4.750%	5/27/26	8,800	9,030
	Russian Federation	4.250%	6/23/27	7,200	7,224
	Russian Federation	12.750%	6/24/28	7,840	11,536
	Russian Federation	4.375%	3/21/29	9,000	8,986
	Russian Federation	7.500%	3/31/30	4,907	5,281
	Russian Federation	5.100%	3/28/35	12,000	12,632
	Russian Federation	5.625%	4/4/42	8,800	9,837
	Russian Federation	5.875%	9/16/43	4,400	5,146
	Russian Federation	5.250%	6/23/47	20,600	22,390
					101,205
Rwanda (0.1%)
[2]	Republic of Rwanda	5.500%	8/9/31	1,700	1,670
	Republic of Rwanda	5.500%	8/9/31	200	197
					1,867
Saudi Arabia (6.7%)
	Kingdom of Saudi Arabia	2.875%	3/4/23	8,160	8,300
	Kingdom of Saudi Arabia	4.000%	4/17/25	14,065	14,906
	Kingdom of Saudi Arabia	2.900%	10/22/25	7,575	7,807
	Kingdom of Saudi Arabia	3.250%	10/26/26	16,100	16,823
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,368	4,411
	Kingdom of Saudi Arabia	3.625%	3/4/28	14,632	15,557
	Kingdom of Saudi Arabia	4.375%	4/16/29	11,870	13,289
	Kingdom of Saudi Arabia	4.500%	4/17/30	9,250	10,491
	Kingdom of Saudi Arabia	3.250%	10/22/30	4,794	5,005
	Kingdom of Saudi Arabia	2.750%	2/3/32	2,900	2,908
[2]	Kingdom of Saudi Arabia	2.250%	2/2/33	2,600	2,473
	Kingdom of Saudi Arabia	2.250%	2/2/33	5,800	5,524
	Kingdom of Saudi Arabia	4.500%	10/26/46	19,000	21,318
	Kingdom of Saudi Arabia	4.625%	10/4/47	13,418	15,324
	Kingdom of Saudi Arabia	5.000%	4/17/49	10,925	13,212
	Kingdom of Saudi Arabia	5.250%	1/16/50	9,992	12,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kingdom of Saudi Arabia	3.250%	11/17/51	3,300	3,089
	Kingdom of Saudi Arabia	3.750%	1/21/55	8,748	8,874
	Kingdom of Saudi Arabia	4.500%	4/22/60	9,050	10,584
	Kingdom of Saudi Arabia	3.450%	2/2/61	4,600	4,384
	KSA Sukuk Ltd.	3.628%	4/20/27	13,536	14,329
	KSA Sukuk Ltd.	4.303%	1/19/29	6,050	6,718
	KSA Sukuk Ltd.	2.969%	10/29/29	7,620	7,834
[2]	KSA Sukuk Ltd.	2.250%	5/17/31	2,900	2,809
	KSA Sukuk Ltd.	2.250%	5/17/31	1,400	1,357
					229,903
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	2,900	2,921
[3]	Republic of Senegal	6.750%	3/13/48	3,209	3,004
					5,925
Serbia (0.1%)
[2]	Republic of Serbia	2.125%	12/1/30	200	180
	Republic of Serbia	2.125%	12/1/30	2,850	2,561
					2,741
South Africa (1.6%)
	Republic of South Africa	4.665%	1/17/24	4,600	4,802
	Republic of South Africa	5.875%	9/16/25	6,200	6,758
	Republic of South Africa	4.875%	4/14/26	3,850	4,032
	Republic of South Africa	4.850%	9/27/27	3,000	3,108
	Republic of South Africa	4.300%	10/12/28	5,650	5,648
	Republic of South Africa	4.850%	9/30/29	5,660	5,726
	Republic of South Africa	5.875%	6/22/30	4,100	4,457
	Republic of South Africa	6.250%	3/8/41	2,015	2,052
	Republic of South Africa	5.375%	7/24/44	3,250	2,961
	Republic of South Africa	5.000%	10/12/46	2,950	2,541
	Republic of South Africa	5.650%	9/27/47	4,475	4,065
	Republic of South Africa	6.300%	6/22/48	2,150	2,126
	Republic of South Africa	5.750%	9/30/49	8,750	8,020
					56,296
Sri Lanka (0.5%)
	Republic of Sri Lanka	5.750%	4/18/23	3,450	1,849
	Republic of Sri Lanka	6.850%	3/14/24	3,250	1,672
	Republic of Sri Lanka	6.350%	6/28/24	1,700	876
	Republic of Sri Lanka	6.125%	6/3/25	1,950	1,013
	Republic of Sri Lanka	6.850%	11/3/25	4,400	2,267
	Republic of Sri Lanka	6.825%	7/18/26	2,875	1,438
	Republic of Sri Lanka	6.200%	5/11/27	4,450	2,195
	Republic of Sri Lanka	6.750%	4/18/28	3,450	1,704
	Republic of Sri Lanka	7.850%	3/14/29	4,080	2,011
	Republic of Sri Lanka	7.550%	3/28/30	4,375	2,156
					17,181
Suriname (0.0%)
[5]	Republic of Suriname	9.250%	10/26/26	1,500	1,141
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,375	1,194
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	1,300	1,334
[2]	Republic of Trinidad & Tobago	4.375%	1/16/24	200	205
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,800	2,872
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	850	858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Trinidad & Tobago	4.500%	6/26/30	600	606
					5,875
Tunisia (0.1%)
	Banque Centrale de Tunisie International Bond	5.750%	1/30/25	2,925	2,266
Turkey (5.5%)
	Hazine Mustesarligi Varlik Kiralama A/S	5.004%	4/6/23	3,523	3,544
	Hazine Mustesarligi Varlik Kiralama A/S	4.489%	11/25/24	3,078	3,022
[2]	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	3,700	3,584
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	3,800	3,687
	Republic of Turkey	3.250%	3/23/23	4,100	4,065
	Republic of Turkey	7.250%	12/23/23	6,050	6,263
	Republic of Turkey	5.750%	3/22/24	7,600	7,607
	Republic of Turkey	6.350%	8/10/24	6,950	6,994
	Republic of Turkey	5.600%	11/14/24	7,500	7,389
	Republic of Turkey	7.375%	2/5/25	9,700	9,906
	Republic of Turkey	4.250%	3/13/25	5,850	5,511
	Republic of Turkey	6.375%	10/14/25	7,400	7,322
	Republic of Turkey	4.750%	1/26/26	5,650	5,258
	Republic of Turkey	4.875%	10/9/26	13,324	12,171
	Republic of Turkey	6.000%	3/25/27	9,262	8,780
	Republic of Turkey	5.125%	2/17/28	5,925	5,277
	Republic of Turkey	6.125%	10/24/28	7,208	6,675
	Republic of Turkey	7.625%	4/26/29	9,025	8,978
	Republic of Turkey	11.875%	1/15/30	4,330	5,378
	Republic of Turkey	5.250%	3/13/30	6,298	5,400
	Republic of Turkey	5.950%	1/15/31	6,850	6,029
	Republic of Turkey	5.875%	6/26/31	5,150	4,507
	Republic of Turkey	6.500%	9/20/33	4,500	4,010
	Republic of Turkey	8.000%	2/14/34	4,171	4,191
	Republic of Turkey	6.875%	3/17/36	8,100	7,329
	Republic of Turkey	7.250%	3/5/38	2,925	2,735
	Republic of Turkey	6.750%	5/30/40	5,400	4,693
	Republic of Turkey	6.000%	1/14/41	8,665	7,001
	Republic of Turkey	4.875%	4/16/43	9,900	7,136
	Republic of Turkey	6.625%	2/17/45	8,950	7,557
	Republic of Turkey	5.750%	5/11/47	10,400	7,988
					189,987
Ukraine (1.2%)
	Ukraine	7.750%	9/1/23	4,200	3,868
	Ukraine	8.994%	2/1/24	2,150	1,986
	Ukraine	7.750%	9/1/24	3,810	3,409
	Ukraine	7.750%	9/1/25	3,950	3,482
	Ukraine	7.750%	9/1/26	4,250	3,720
	Ukraine	7.750%	9/1/27	4,000	3,511
	Ukraine	9.750%	11/1/28	4,350	4,106
[2]	Ukraine	6.876%	5/21/29	2,700	2,271
	Ukraine	6.876%	5/21/29	3,050	2,563
[3]	Ukraine	7.375%	9/25/32	8,400	7,104
[2]	Ukraine	7.253%	3/15/33	2,300	1,934
	Ukraine	7.253%	3/15/33	5,450	4,580
					42,534
United Arab Emirates (5.0%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	4,630	5,264
[7]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,500	4,491
	Emirate of Abu Dhabi	0.750%	9/2/23	6,275	6,218
	Emirate of Abu Dhabi	2.125%	9/30/24	8,550	8,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emirate of Abu Dhabi	2.500%	4/16/25	8,800	8,991
	Emirate of Abu Dhabi	3.125%	5/3/26	7,122	7,458
	Emirate of Abu Dhabi	3.125%	10/11/27	13,450	14,212
[2]	Emirate of Abu Dhabi	1.625%	6/2/28	2,600	2,513
	Emirate of Abu Dhabi	1.625%	6/2/28	2,812	2,715
	Emirate of Abu Dhabi	2.500%	9/30/29	8,550	8,650
	Emirate of Abu Dhabi	3.125%	4/16/30	8,700	9,195
	Emirate of Abu Dhabi	1.700%	3/2/31	5,050	4,786
[2]	Emirate of Abu Dhabi	1.875%	9/15/31	2,900	2,777
	Emirate of Abu Dhabi	1.875%	9/15/31	1,500	1,442
[2]	Emirate of Abu Dhabi	2.000%	10/19/31	2,700	2,611
[2]	Emirate of Abu Dhabi	2.875%	10/19/41	2,700	2,630
	Emirate of Abu Dhabi	2.875%	10/19/41	200	195
	Emirate of Abu Dhabi	4.125%	10/11/47	8,975	10,287
	Emirate of Abu Dhabi	3.125%	9/30/49	11,900	11,578
	Emirate of Abu Dhabi	3.875%	4/16/50	11,850	13,194
[2]	Emirate of Abu Dhabi	3.000%	9/15/51	2,400	2,289
	Emirate of Abu Dhabi	3.000%	9/15/51	1,350	1,288
[2]	Emirate of Abu Dhabi	3.250%	10/19/61	5,700	5,627
	Emirate of Abu Dhabi	3.250%	10/19/61	250	246
	Emirate of Abu Dhabi	2.700%	9/2/70	4,400	3,794
	Emirate of Dubai	5.250%	1/30/43	200	222
	Emirate of Dubai	5.250%	1/30/43	2,700	3,002
	Emirate of Dubai	3.900%	9/9/50	3,817	3,493
	Finance Department Government of Sharjah	3.625%	3/10/33	2,200	2,069
	Finance Department Government of Sharjah	4.000%	7/28/50	3,598	3,064
	Finance Department Government of Sharjah	4.375%	3/10/51	1,000	903
	RAK Capital	3.094%	3/31/25	2,833	2,914
	Sharjah Sukuk Ltd.	3.764%	9/17/24	1,710	1,780
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,302	3,435
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,640	3,615
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	3,700	3,894
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	2,839	2,822
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	1,750	1,721
					174,053
Uruguay (1.5%)
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	2,864	2,996
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,466	4,909
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,100	7,970
	Oriental Republic of Uruguay	7.875%	1/15/33	2,600	3,693
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	3,115	4,554
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	1,870	2,114
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	11,592	14,424
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	7,859	9,736
					50,396
Uzbekistan (0.2%)
	Republic of Uzbekistan	4.750%	2/20/24	1,645	1,700
	Republic of Uzbekistan	5.375%	2/20/29	1,475	1,539
	Republic of Uzbekistan	3.700%	11/25/30	2,750	2,562
[2]	Republic of Uzbekistan	3.900%	10/19/31	950	887
					6,688
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,000	3,203
Zambia (0.1%)
[5]	Republic of Zambia	8.500%	4/14/24	2,930	2,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Zambia	8.970%	7/30/27	3,825	2,854
					5,065
Total Sovereign Bonds (Cost $3,063,237)					2,894,751
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[8]	Vanguard Market Liquidity Fund (Cost $3,814)	0.120%		38,149	3,814
Total Investments (98.8%) (Cost $3,591,280)					3,406,290
Other Assets and Liabilities—Net (1.2%)					42,966
Net Assets (100.0%)					3,449,256
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $265,583,000, representing 7.7% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $968,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the Kingdom of United Arab Emirates.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	43	6,142	(116)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2022	(25)	(3,199)	28
				(88)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,223	—	5,223
Corporate Bonds	—	502,502	—	502,502
Sovereign Bonds	—	2,894,751	—	2,894,751
Temporary Cash Investments	3,814	—	—	3,814
Total	3,814	3,402,476	—	3,406,290
Derivative Financial Instruments
Assets
Futures Contracts[1]	28	—	—	28
Liabilities
Futures Contracts[1]	116	—	—	116
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.